10-Q GOODWILL AND OTHER INTANGIBLE ASSETS - Changes in Goodwill by Reportable Segments (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Goodwill [Roll Forward]
Goodwill at beginning of period	$ 140,287,000	$ 0
Goodwill at end of period	140,287,000	140,287,000
Portfolio servicing
Goodwill [Roll Forward]
Goodwill at beginning of period	0	0
Additions	0	0
Goodwill at end of period	0	0
Active management
Goodwill [Roll Forward]
Goodwill at beginning of period	0	0
Additions	0	0
Goodwill at end of period	0	0
Originations
Goodwill [Roll Forward]
Goodwill at beginning of period	140,287,000	0
Additions	0	140,287,000
Goodwill at end of period	$ 140,287,000	$ 140,287,000